2016 PRIVATE PLACEMENT FINANCING	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Private Placement 2016 [Member]
Private Placement [Line Items]
2016 PRIVATE PLACEMENT FINANCING

7.2016 PRIVATE PLACEMENT FINANCING

Beginning May 24, 2016 and through May 26, 2016, we entered into a series of substantially similar subscription agreements (each a “2016 Subscription Agreement”) with 18 accredited investors (collectively, the “2016 Investors”) providing for the issuance and sale by the Company to the 2016 Investors, in a private placement, of an aggregate of 9,418,334 Units at a purchase price of $0.36 per Unit (the “2016 Private Placement Financing”). Each Unit consisted of a share of Common Stock, and a Series E Warrant to purchase 0.75 shares of Common Stock at an exercise price of $0.4380 per share at any time prior to the fifth anniversary of the issuance date of the Series E Warrant (the “Series E Warrants” and the shares issuable upon exercise of the Series E Warrants, collectively, the “Series E Warrant Shares”). The exercise price of the Series E Warrants was set to equal the closing price of our Common Stock on the date of their issuance (May 26, 2016), which was $0.4380, and therefore the Series E Warrants were not issued at a discount to the market price of our Common Stock as of such date. The gross proceeds to Arch were approximately $3.4 million before deducting financing costs of approximately $281,000.

The number of shares of Common Stock into which each of the Series E Warrants is exercisable and the exercise price therefor are subject to adjustment as set forth in the Series E Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, (i) at any time during the term of the Series E Warrants, we may reduce the then-current exercise price to any amount and for any period of time deemed appropriate by our Board of Directors (the “Board”); and (ii) certain of the Series E Warrants provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Series E Warrant, together with its affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the holder’s, would be deemed to beneficially own more than 4.99% of the Common Stock; provided, however , the holder, upon notice to us, may increase or decrease the ownership limitation, provided that any increase is limited to a maximum of 9.99% of the Company’s Common Stock, and any increase in the ownership limitation will not become effective until the 61st day after delivery of such notice.

We engaged Maxim Group LLC (“Maxim”) as our exclusive institutional investor placement agent in connection with the 2016 Private Placement Financing, and in consideration for the services provided by it, Maxim was entitled to receive cash fees equal to 8.2% of the gross proceeds received by us from certain institutional investors participating in the 2016 Private Placement Financing (the “Maxim Investors”), as well as reimbursement for all reasonable expenses incurred by it in connection with its engagement. We received gross proceeds of approximately $3,390,600 in the aggregate, of which approximately $2,084,000 was attributable to the Maxim Investors, resulting in a fee of approximately $171,000.

On May 26, 2016, we entered into a registration rights agreement with the 2016 Investors (the “2016 Registration Rights Agreement”), pursuant to which we became obligated, subject to certain conditions, to file with the Securities and Exchange Commission (the “SEC”) within 45 days after the closing of the 2016 Private Placement Financing one or more registration statements (the “2016 S‑1”) to register the shares of Common Stock issued in the Closings and the Series E Warrant Shares for resale under the Securities Act of 1933, as amended (the “Securities Act”). As a result, we registered for resale under the 2016 S‑1 an aggregate of 16,482,082 shares of Common Stock, representing the 9,418,334 shares issued at the closing of the 2016 Private Placement Financing and the 7,063,748 shares underlying the Series E Warrants. On July 13, 2016, we received from the SEC a Notice of Effectiveness of the 2016 S‑1, which satisfied some of our obligation to register these securities with the SEC.

The 2016 Registration Rights Agreement also obligated the Company to register the resale of all securities covered by the 2016 Registration Rights Agreement on a short-form registration statement on Form S‑3 as soon as the Company becomes eligible to use Form S‑3. On October 31, 2016, the Company filed a resale registration statement on Form S‑3 (the “2016 S‑3”) to register the remaining securities covered by the 2016 Registration Rights Agreement, and the 2016 S‑3 was declared effective on November 23, 2016. Pursuant to Rule 429 promulgated under the Securities Act, the 2016 S‑3 contained a combined prospectus that covered the securities that remained unsold under the 2016 S‑1 and also registered those same securities under the 2016 S‑3. Under Rule 429, the 2016 S‑3 also constituted a post-effective amendment to the 2016 S‑1, which became effective on the date that the 2016 S‑3 was declared effective.

Following the Closing, each 2016 Investor was also issued Series E Warrants to purchase shares of the Company’s Common Stock up to 75% of the 2016 Shares purchased by such 2016 Investor under such 2016 Investor’s Subscription Agreement. The Series E Warrants have an exercise price of $0.438 per share, are exercisable immediately after their issuance and have a term of exercise equal to five years after their issuance date. The number of shares of the Company’s Common Stock into which each of the Series E Warrants is exercisable and the exercise price therefore are subject to adjustment, as set forth in the Series E Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, at any time during the term of the Series E Warrants, the Company may reduce the then-current exercise price to any amount and for any period of time deemed appropriate by the Board of the Company.

During the three months ended December 31, 2020 and 2019, no Series E Warrants had been exercised. As of December 31, 2020, up to 4,214,582 shares may be acquired upon the exercise of the Series E Warrants.

Common Stock

At May 26, 2016, the Closing Date of the 2016 Private Placement Financing, the Company issued 9,418,334 shares of Common Stock.

Equity Value of Warrants

The Company accounted for the Series E Warrants relating to the aforementioned 2016 Private Placement Financing in accordance with ASC 815‑40, Derivatives and Hedging. Because the Series E Warrants are indexed to the Company’s stock, they are classified within stockholders’ equity (deficit) in the accompanying consolidated financial statements.

7.           2016 PRIVATE PLACEMENT FINANCING

Beginning May 24, 2016 and through May 26, 2016, we entered into a series of substantially similar subscription agreements (each a “2016 Subscription Agreement”) with 18 accredited investors (collectively, the “2016 Investors”) providing for the issuance and sale by the Company to the 2016 Investors, in a private placement, of an aggregate of 9,418,334 Units at a purchase price of $0.36 per Unit (the “2016 Private Placement Financing”). Each Unit consisted of a share of Common Stock, and a Series E Warrant to purchase 0.75 shares of Common Stock at an exercise price of $0.4380 per share at any time prior to the fifth anniversary of the issuance date of the Series E Warrant (the “Series E Warrants” and the shares issuable upon exercise of the Series E Warrants, collectively, the “Series E Warrant Shares”). The exercise price of the Series E Warrants was set to equal the closing price of our Common Stock on the date of their issuance (May 26, 2016), which was $0.4380, and therefore the Series E Warrants were not issued at a discount to the market price of our Common Stock as of such date. The gross proceeds to Arch were approximately $3.4 million before deducting financing costs of approximately $281,000.

The number of shares of Common Stock into which each of the Series E Warrants is exercisable and the exercise price therefor are subject to adjustment as set forth in the Series E Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, (i) at any time during the term of the Series E Warrants, we may reduce the then-current exercise price to any amount and for any period of time deemed appropriate by our Board of Directors (the “Board”); and (ii) certain of the Series E Warrants provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Series E Warrant, together with its affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the holder’s, would be deemed to beneficially own more than 4.99% of the Common Stock; provided, however , the holder, upon notice to us, may increase or decrease the ownership limitation, provided that any increase is limited to a maximum of 9.99% of the Company’s Common Stock, and any increase in the ownership limitation will not become effective until the 61st day after delivery of such notice.

We engaged Maxim Group LLC (“Maxim”) as our exclusive institutional investor placement agent in connection with the 2016 Private Placement Financing, and in consideration for the services provided by it, Maxim was entitled to receive cash fees equal to 8.2% of the gross proceeds received by us from certain institutional investors participating in the 2016 Private Placement Financing (the “Maxim Investors”), as well as reimbursement for all reasonable expenses incurred by it in connection with its engagement. We received gross proceeds of approximately $3,390,600 in the aggregate, of which approximately $2,084,000 was attributable to the Maxim Investors, resulting in a fee of approximately $171,000.On May 26, 2016, we entered into a registration rights agreement with the 2016 Investors (the “2016 Registration Rights Agreement”), pursuant to which we became obligated, subject to certain conditions, to file with the Securities and Exchange Commission (the “SEC”) within 45 days after the closing of the 2016 Private Placement Financing one or more registration statements (the “2016 S‑1”) to register the shares of Common Stock issued in the Closings and the Series E Warrant Shares for resale under the Securities Act of 1933, as amended (the “Securities Act”). As a result, we registered for resale under the 2016 S‑1 an aggregate of 16,482,082 shares of Common Stock, representing the 9,418,334 shares issued at the closing of the 2016 Private Placement Financing and the 7,063,748 shares underlying the Series E Warrants. On July 13, 2016, we received from the SEC a Notice of Effectiveness of the 2016 S‑1, which satisfied some of our obligation to register these securities with the SEC.

The 2016 Registration Rights Agreement also obligated the Company to register the resale of all securities covered by the 2016 Registration Rights Agreement on a short-form registration statement on Form S‑3 as soon as the Company becomes eligible to use Form S‑3. On October 31, 2016, the Company filed a resale registration statement on Form S‑3 (the “2016 S‑3”) to register the remaining securities covered by the 2016 Registration Rights Agreement, and the 2016 S‑3 was declared effective on November 23, 2016. Pursuant to Rule 429 promulgated under the Securities Act, the 2016 S‑3 contained a combined prospectus that covered the securities that remained unsold under the 2016 S‑1 and also registered those same securities under the 2016 S‑3. Under Rule 429, the 2016 S‑3 also constituted a post-effective amendment to the 2016 S‑1, which became effective on the date that the 2016 S‑3 was declared effective.

Following the Closing, each 2016 Investor was also issued Series E Warrants to purchase shares of the Company’s Common Stock up to 75% of the 2016 Shares purchased by such 2016 Investor under such 2016 Investor’s Subscription Agreement. The Series E Warrants have an exercise price of $0.438 per share, are exercisable immediately after their issuance and have a term of exercise equal to five years after their issuance date. The number of shares of the Company’s Common Stock into which each of the Series E Warrants is exercisable and the exercise price therefore are subject to adjustment, as set forth in the Series E Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, at any time during the term of the Series E Warrants, the Company may reduce the then-current exercise price to any amount and for any period of time deemed appropriate by the Board of the Company.

During the fiscal years ended September 30, 2020 and 2019, no Series E Warrants had been exercised. As of September 30, 2020, up to 4,214,582 shares may be acquired upon the exercise of the Series E Warrants.

Common Stock

At May 26, 2016, the Closing Date of the 2016 Private Placement Financing, the Company issued 9,418,334 shares of Common Stock.

Equity Value of Warrants

The Company accounted for the Series E Warrants relating to the aforementioned 2016 Private Placement Financing in accordance with ASC 815‑40, Derivatives and Hedging. Because the Series E Warrants are indexed to the Company’s stock, they are classified within stockholders’ equity (deficit) in the accompanying consolidated financial statements.